Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000017045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000017045 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017045 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017045 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017045 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017045 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017045 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017045 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017045 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017045 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017045 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017045 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017045 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017045 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017045 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000017047 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000017047 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017047 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017047 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017047 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017047 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017047 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017047 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017047 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017047 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017047 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017047 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017047 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017047 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017047 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017047 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000189734 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000189734 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000189734 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000189734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000189734 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000189734 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000189734 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189734 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189734 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000189734 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189734 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189734 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189734 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189734 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189734 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189734 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000017101 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017101 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017101 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017101 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017101 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017101 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017101 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017101 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017103 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017103 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017103 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017103 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017103 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017103 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017103 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189744 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000189744 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000189744 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189744 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189744 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189744 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000189744 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189744 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017102 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017102 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017102 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017102 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017102 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017102 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017102 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017102 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088050 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088050 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000088050 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088050 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088050 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088050 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000088050 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088050 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017105 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017105 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017105 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017105 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017105 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017105 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017105 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189743 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000189743 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000189743 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189743 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189743 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000189743 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189743 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131599 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000131599 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000131599 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131599 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131599 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131599 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131599 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236113 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000236113 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000236113 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236113 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236113 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236113 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000236113 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236113 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017106 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017106 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017106 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017106 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017106 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017106 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017106 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017108 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017108 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017108 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017108 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017108 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017108 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017108 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017108 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189746 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189746 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189746 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189746 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189746 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000189746 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189746 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017107 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017107 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017107 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017107 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017107 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017107 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017107 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017107 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017109 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017109 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017109 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017109 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017109 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017109 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000017109 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017109 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055524 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000055524 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055524 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055524 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055524 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000055524 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055524 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189745 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189745 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000189745 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189745 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189745 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000189745 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000189745 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129042 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000129042 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129042 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129042 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129042 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000129042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236114 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236114 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236114 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236114 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236114 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236114 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000236114 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236114 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017094 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017094 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017094 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017094 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017094 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017094 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017094 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017094 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017095 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017095 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017095 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017095 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017095 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017095 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017095 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017095 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189742 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189742 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189742 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189742 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189742 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189742 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189742 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017096 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017096 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017096 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017096 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017096 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017096 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017096 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017096 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017098 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017098 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017098 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017098 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017098 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017098 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017098 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017098 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017099 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017099 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017099 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017099 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017099 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017099 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017099 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189741 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189741 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189741 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189741 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189741 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189741 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189741 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189741 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000212514 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000212514 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000212514 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212514 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212514 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000212514 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000212514 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212514 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000212513 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000212513 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000212513 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212513 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212513 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000212513 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000212513 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212513 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017053 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017053 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017053 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017053 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017053 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017053 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017053 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017053 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017055 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017055 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017055 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017055 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017055 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017055 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017055 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017055 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189738 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000189738 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000189738 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189738 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189738 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000189738 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189738 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017054 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017054 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017054 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017054 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017054 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017054 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017054 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017058 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017058 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017058 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017058 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017058 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017058 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017058 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017058 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017059 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017059 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017059 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017059 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017059 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000017059 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017059 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189737 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000189737 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000189737 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189737 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189737 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000189737 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189737 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000131597 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000131597 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000131597 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000131597 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131597 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000131597 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131597 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247666 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000247666 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247666 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000247666 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247666 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000247666 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247666 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000017049 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017049 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017049 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017049 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017049 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017049 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017049 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017049 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017048 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017048 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017048 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017048 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017048 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017048 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017048 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017048 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000189736 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189736 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189736 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189736 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189736 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000189736 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189736 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017050 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017050 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017050 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017050 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017050 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017050 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017050 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017050 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017052 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017052 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017052 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017052 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017052 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017052 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017052 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017052 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000055516 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055516 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055516 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055516 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000055516 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055516 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055516 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000189735 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189735 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189735 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189735 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189735 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000189735 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189735 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000131596 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131596 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131596 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131596 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000131596 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131596 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000131596 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131596 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000212512 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212512 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212512 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212512 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000212512 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212512 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000212512 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000212512 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000017060 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017060 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017060 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017060 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017060 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017060 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000017060 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017060 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017060 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017062 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017062 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017062 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017062 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017062 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017062 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000017062 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017062 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017062 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189740 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000189740 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189740 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000189740 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189740 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000189740 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189740 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189740 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017061 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017061 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017061 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017061 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017061 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017061 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000017061 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017061 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017061 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017063 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017063 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017063 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017063 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017063 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017063 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000017063 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017063 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017063 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017064 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017064 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017064 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017064 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017064 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017064 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000017064 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017064 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017064 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189739 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000189739 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189739 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000189739 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189739 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000189739 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189739 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189739 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131598 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000131598 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131598 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000131598 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131598 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000131598 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131598 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131598 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214991 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000214991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000214991 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214991 [Member] | Technology Hardware, Storage, and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214991 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214991 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214991 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214991 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%